Label	Element	Value
New Covenant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NEW COVENANT FUNDS

New Covenant Growth Fund
(the "Fund")

Supplement dated July 2, 2019
to the Prospectus (the "Prospectus") dated October 31, 2018, as amended on January 4, 2019 and May 13, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	New Covenant Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Changes to the Fees and Expenses of the Fund

In the Fund Summary for the Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes to the Fees and Expenses of the Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
New Covenant Growth Fund | New Covenant Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190